Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005546 | Montgomery County, Trinity Health Credit Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005546 | Maryland Economic Dev., Howard Hughes Medical Institute
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005546 | Maryland HHEFA, Univ. of Maryland Medical System
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005546 | Montgomery County
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Maryland HHEFA, Johns Hopkins Univ.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005546 | Maryland CDA, Multi-Family, Kirkwood Housing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005546 | Maryland HHEFA, Pooled Loan Program
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005546 | Howard County Housing Commission, Beech's Farm Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005546 | Washington Suburban Sanitary Commission
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005546 | Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White Health
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005546 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000005546 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000005546 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000005546 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193184 | Montgomery County, Trinity Health Credit Group
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193184 | Maryland Economic Dev., Howard Hughes Medical Institute
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193184 | Maryland HHEFA, Univ. of Maryland Medical System
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193184 | Montgomery County
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Maryland HHEFA, Johns Hopkins Univ.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193184 | Maryland CDA, Multi-Family, Kirkwood Housing
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193184 | Maryland HHEFA, Pooled Loan Program
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193184 | Howard County Housing Commission, Beech's Farm Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193184 | Washington Suburban Sanitary Commission
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193184 | Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White Health
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193184 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000193184 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000193184 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000193184 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.10%